Financial risk management, objective and policies (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of credit risk exposure by type

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2022	2023
Trade and other receivables	1,934,713	3,061,209
Other financial assets	684,940	706,236
Cash and cash equivalents (except cash in hand)	800,027	503,476
Total	3,419,680	4,270,921

Schedule of trade and other receivables, excluding impairment

	March 31,
	2022	Impairment	2023	Impairment
0 - 30 days	1,512,534	-	1,565,505	-
31 - 90 days	304,480	-	1,047,928	-
91 - 180 days	97,579	-	247,967	16,771
More than 180 days	314,445	2,94,325	653,429	435,275
Total	2,229,038	294,325	3,514,829	452,046

Schedule of trade, refund & other receivables and contract assets

The movement in the allowance for expected credit loss and amounts impaired in respect of trade, refund & other receivables and contract assets during the year was as follows:

	March 31,
	2022	2023
Balance at the beginning of the year	6,87,511	2,94,325
Provisions accrued during the year*	26,412	1,58,092
Amount written off during the year	(4,21,693)	-
Provision moved to allowance for doubtful other financial assets (refer note 27)	-	(429)
Effect of movement in exchange rate	2,095	58
Balance at the end of the year	2,94,325	4,52,046

*	includes amount of INR Nil (March 31, 2022: INR 3,837) provision for trade receivable from joint venture.

Schedule of financial liabilities by type

The following tables set forth Company’s financial liabilities based on expected and undiscounted amounts as at March 31, 2022 and 2023.

As at March 31, 2022

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	7,180	7,988	3,426	4,562	-
Lease liabilities	269,659	398,659	74,457	239,584	84,618
Trade and other payables	2,437,317	2,437,317	2,394,712	42,605	-
Factoring	351,399	351,399	351,399	-	-
Other Current liabilities	512,877	512,877	512,877	-	-
Total	3,578,432	3,708,240	3,336,871	286,751	84,618

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

As at March 31, 2023

	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	23,875	29,287	6,894	22,393	-
Lease liabilities	251,228	349,377	79,832	240,906	28,639
Trade and other payables	2,176,353	2,176,353	2,176,353	-	-
Factoring	1,089,699	1,089,699	1,089,699	-	-
Non Convertible Debenture	417,178	417,178	417,178	-	-
Unsecured loan	821,900	912,309	912,309	-	-
Other Current liabilities	490,103	490,103	490,103	-	-
Total	5,270,336	5,464,306	5,172,368	263,299	28,639

*	Represents Undiscounted cash flows of interest and principal

Summary of foreign currency sensitivity

	March 31,
	2022	2023
5% strengthening/weakening of USD against INR	1,339	3,957

5% strengthening/weakening of Euro against INR	1,157	1,670

5% strengthening/weakening of GBP against INR	932	997

5% strengthening/weakening of SGD against INR	121	-194